Leases - Summary of detailed information about lease assets and liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 56,361,689	$ 38,708,760	$ 50,131,785
Lease liabilities	(53,715,615)	(64,154,942)
Real Estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 56,361,689	$ 38,708,760